Commitments and Contingencies (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Line Items]
Upfront franchise fee	¥ 10,299,855	¥ 27,832,441
Continuing franchise fee	48,435,412	52,186,184
Outstanding accrued franchise	24,640,581	¥ 44,809,370
Litigations amount	11,806,406
Bank deposits	¥ 10,303,916